Derivative instruments and hedging activities - Additional Information (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2015	Mar. 31, 2015
Derivative instruments and hedging activities
Derivative liability position with credit-risk-related contingent features	¥ 863	¥ 874
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	757	708
Additional collateral required to be posted, aggregate fair value	¥ 13	¥ 19